Average Annual Total Returns{- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 20%	Fidelity Advisor Asset Manager 20%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 20%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 20%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 20%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 20%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 20%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 20%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 20%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 20%: Class Z Return Before Taxes Since Inception		Fidelity Advisor Asset Manager 20%: Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0056 Past 1 year	F0056 Past 5 years	F0056 Past 10 years
Total	2.06%	4.21%	3.77%	1.34%	3.25%	2.77%	1.26%	2.91%	2.60%	4.18%	4.43%	3.74%	6.40%	4.64%	3.59%	8.54%	5.73%	4.66%	8.58%		7.24%	[1]	Oct. 02, 2018	7.51%	4.44%	3.84%	7.93%	5.42%	4.53%

[1]	(a)Since inception October 2, 2018.